FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Tables)	12 Months Ended
Jul. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments
	July 31, 2017		July 31, 2016
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Cash and cash equivalents	$5,381,195	$5,381,195	$5,228,826	$5,228,826
Marketable securities	$2,815,727	$2,815,727	$2,062,205	$2,062,205
Restricted cash	$1,295,734	$1,295,734	$1,159,338	$1,159,338
Security deposits payable	$1,036,197	$1,036,197	$897,965	$897,965
Mortgage	$5,629,679	$5,403,180	$6,786,525	$6,843,974